CONSOLIDATED INRERIM STATEMENTS OF CASH FLOWS (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities
Loss	$ (9,830)	$ (14,759)
Adjustments to the profit or loss items:
Depreciation	800	807
Amortization of intangible assets	484	481
Share-based compensation	999	1,219
Revaluation of convertible SAFE	24	220
Net financing expenses (income)	(222)	6
Loss (gain) from sale of property, plant and equipment	524	(26)
Share of loss of an associate	20	0
Taxes on income (tax benefit)	1	(24)
Adjustments to the profit or loss items	2,630	2,683
Changes in asset and liability items:
Decrease (increase) in trade receivables	(19)	170
Decrease (increase) in other receivables	(725)	84
Decrease (increase) in inventories	(718)	317
Increase (decrease) in trade payables	(762)	26
Increase (decrease) in employees and payroll accruals	(204)	172
Decrease in other payables	(214)	(162)
Decrease in deferred revenues and other advances	(84)	(73)
Changes in asset and liability items	(2,726)	534
Cash received (paid) during the period for:
Interest received	402	283
Interest paid	(41)	(66)
Taxes paid	0	(10)
Net cash used in operating activities	(9,565)	(11,335)
Cash flows from investing activities:
Purchase of property, plant and equipment	(172)	(483)
Proceeds from sale of marketable securities	0	6,924
Purchase of marketable securities	0	(503)
Proceeds from sale of property, plant and equipment	10	26
Investment in short term bank deposits, net	(990)	(13,560)
Net cash used in investing activities	(1,152)	(7,596)
Cash flows from financing activities:
Issuance of a subsidiary preferred shares to non-controlling interests	0	9,523
Proceeds from issuance of ordinary shares, net of issuance expenses	86	336
Repayment of lease liability	(462)	(413)
Proceeds from government and other grants	0	1,089
Repayment of government grants	(142)	(35)
Net cash provided by (used in) financing activities	(518)	10,500
Exchange rate differences - cash and cash equivalent balances	(53)	(316)
Decrease in cash and cash equivalents	(11,288)	(8,747)
Cash and cash equivalents, beginning of the period	20,772	28,980
Cash and cash equivalents, end of the period	9,484	20,233
Significant non-cash activities
Acquisition of property, plant and equipment, net	15	90
Investment in affiliated Company with corresponding deferred revenues	120	0
Increase of right-of-use asset recognized with corresponding lease liability	$ 184	$ 135